Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2024

	Shares/ Principal	Fair Value
Exchange Traded Funds - 73.5%
Debt Funds - 27.4%
iShares 3-7 Year Treasury Bond ETF	41,535	$4,810,168
iShares iBoxx $ High Yield Corporate Bond ETF	112,914	8,776,805
iShares iBoxx $ Investment Grade Corporate Bond ETF	117,723	12,822,389
iShares J.P. Morgan EM Local Currency Bond ETF	66,290	2,391,412
iShares J.P. Morgan USD Emerging Markets Bond ETF	27,221	2,440,907
iShares MBS ETF	155,557	14,376,578
Total Debt Funds		45,618,259
Equity Funds - 46.1%
iShares Core MSCI EAFE ETF	194,993	14,472,381
iShares Core S&P U.S. Growth ETF	247,684	29,031,042
iShares Global Healthcare ETF	69,125	6,438,994
iShares Global Tech ETF	32,432	2,426,238
iShares MSCI Global Min Vol Factor ETF	30,427	3,203,050
iShares MSCI USA Momentum Factor ETF	8,663	1,623,013
iShares MSCI USA Quality Factor ETF	29,420	4,835,177
iShares U.S. Consumer Discretionary ETF	59,456	4,873,608
iShares U.S. Energy ETF	66,031	3,261,931
iShares U.S. Industrials ETF	51,711	6,500,590
Total Equity Funds		76,666,024
Total Exchange Traded Funds
(Cost - $99,979,772)		122,284,283
Variable Insurance Trusts - 22.3%
Asset Allocation Fund - 22.3%
BlackRock Global Allocation VI Fund, Class I (Cost - $32,020,473)*	2,151,867	36,969,073
Short-Term Investments - 4.4%
Money Market Funds - 4.4%
Dreyfus Government Cash Management, 5.20%(a)	5,726,446	5,726,446
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21%(a)	1,645,715	1,645,715
Total Short-Term Investments (Cost - $7,372,161)		7,372,161
Total Investments - 100.2%
(Cost - $139,372,406)		$166,625,517
Other Assets Less Liabilities - Net (0.2)%		(267,610)
Total Net Assets - 100.0%		$166,357,907

*	Non-income producing security.

Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

(a)	The rate shown is the annualized seven-day yield at period end.